INVESTMENT IN JOINT VENTURE (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENT IN JOINT VENTURE
Summary of investment in joint venture

	At December 31	At December 31
(in thousands)	2025	2024

Investment in joint venture:
JCU	$19,450	$20,663
	$19,450	$20,663

(in thousands)

Balance- December 31, 2024	$20,663
Investment at cost:
Equity share of loss	(1,213)
Balance- December 31, 2025	$19,450

Summary of Consolidated Financial Information of JCU

	At December 31	At December 31
(in thousands)	2025	2024

Total current assets(1)	$352	$3,226
Total non-current assets	39,227	38,838
Total current liabilities	(133)	(544)
Total non-current liabilities	(546)	(194)
Total net assets	$38,900	$41,326

	Twelve Months Ended	Twelve Months Ended
	November 30, 2025(2)	November 30, 2024(2)

Revenue	$—	$—
Net (loss) income	(2,426)	32
Other comprehensive income	—	—

JCU net asset reconciliation to Denison investment carrying value:
Adjusted net assets of JCU–at December 31	$41,326	$34,580
Net (loss) income	(2,426)	32
Investment from owners	—	6,714
Net assets of JCU–at November 30	$38,900	$41,326
Denison ownership interest	50.00%	50.00%
Investment in JCU	$19,450	$20,663
(1)	Included in current assets are $352,000 in cash and cash equivalents (December 31, 2024 - $3,226,000).
(2)	Represents JCU net loss for the twelve months ended November 30, 2025 (recorded one month in arrears), adjusted for differences in fair value allocations and accounting policies.